Schedule of Operating and Finance Leases Discount Rate (Details)	Sep. 30, 2021	Dec. 31, 2020
Leases
Weighted-average remaining operating lease term	2 years 7 months 28 days	3 years 5 months 4 days
Weighted-average remaining finance lease term	16 years 11 months 23 days	17 years 7 months 9 days
Weighted-average operating lease discount rate	4.74%	4.75%
Weighted-average finance discount rate	7.70%	7.96%